Document and Entity Information	Jul. 21, 2021
Cover [Abstract]
Entity Registrant Name	NCR CORP
Amendment Flag	false
Entity Central Index Key	0000070866
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jul. 21, 2021
Entity Incorporation State Country Code	MD
Entity File Number	001-00395
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(937)
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false